Stockholders' Equity and Capitalization (Tables)	12 Months Ended
Dec. 31, 2016
Equity [Abstract]
Schedule of Convertible Preferred Stock

Our convertible preferred stock consisted of the following (in thousands, except per share data):

	As of December 31, 2015
	Shares Authorized	Shares Outstanding	Price per Share	Net Carrying Value	Liquidation Preference
Series A	8,238	7,986	$2.1850	$23,601	$17,448
Series B	3,002	3,002	6.6630	19,914	20,000
Series C	3,659	3,659	13.6632	49,225	50,000

Total	14,899	14,647		$92,740	$87,448

	As of December 31, 2016
	Shares Authorized	Shares Outstanding	Price per Share	Net Carrying Value	Liquidation Preference
Series A	8,238	7,986	$2.1850	$30,043	$17,448
Series B	3,002	3,002	6.6630	19,914	20,000
Series C	3,659	3,659	13.6632	49,225	50,000

Total	14,899	14,647		$99,182	$87,448